Contract liabilities (Details Narrative)	12 Months Ended
	Dec. 31, 2021 EUR (€) Number	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
IfrsStatementLineItems [Line Items]
Contract liabilities	€ 128,758,000		€ 89,636,000	€ 1,426,000
IXIARO [member] | US Government Department of Defense [member]
IfrsStatementLineItems [Line Items]
Contract liabilities		$ 5,400,000	0
Advance Payment Received	4,700,000
Advance Purchase Agreement [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	€ 116,900,000
Number of doses | Number	60,000,000
Kingdom of Bahrain [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	€ 3,800,000
UK Supply Agreement [member]
IfrsStatementLineItems [Line Items]
Contract liabilities			87,000,000.0
Revenue recognized	€ 87,000,000.0
CTM Services [member]
IfrsStatementLineItems [Line Items]
Contract liabilities			1,600,000
Manufacturing and marketing [member]
IfrsStatementLineItems [Line Items]
Contract liabilities			€ 1,000,000.0